Basis of Presentation and General Information - Vessel Owning Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2021
Pegasus Shipholding S.A. ("Pegasus") [Member]
Property, Plant and Equipment [Line Items]
Country of incorporation/ formation	Marshall Islands
Vessel Name	Clean Energy
Delivery date from shipyard	March 2007
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Lance Shipping S.A. ("Lance") [Member]
Property, Plant and Equipment [Line Items]
Country of incorporation/ formation	Marshall Islands
Vessel Name	Ob River
Delivery date from shipyard	July 2007
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Seacrown Maritime Ltd. ("Seacrown") [Member]
Property, Plant and Equipment [Line Items]
Country of incorporation/ formation	Marshall Islands
Vessel Name	Amur River
Delivery date from shipyard	January 2008
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Fareastern Shipping Limited ("Fareastern") [Member]
Property, Plant and Equipment [Line Items]
Country of incorporation/ formation	Malta
Vessel Name	Arctic Aurora
Delivery date from shipyard	July 2013
Delivery date to Partnership	June 2014
Cbm Capacity	155,000
Navajo Marine Limited ("Navajo") [Member]
Property, Plant and Equipment [Line Items]
Country of incorporation/ formation	Marshall Islands
Vessel Name	Yenisei River
Delivery date from shipyard	July 2013
Delivery date to Partnership	September 2014
Cbm Capacity	155,000
Solana Holding Ltd. ("Solana") [Member]
Property, Plant and Equipment [Line Items]
Country of incorporation/ formation	Marshall Islands
Vessel Name	Lena River
Delivery date from shipyard	October 2013
Delivery date to Partnership	December 2015
Cbm Capacity	155,000